UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04494
The Gabelli Asset Fund
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Asset Fund
First Quarter Report
March 31, 2010
Morningstar® rated The Gabelli Asset Fund Class AAA Shares 4 stars overall and 4 stars for the three and five year periods and 3 stars for the ten year period ended March 31, 2010 among 371, 371, 304, and 157 Mid-Cap Blend funds, respectively.
Mario Gabelli, CFA
Kevin Dreyer
To Our Shareholders,
     For the quarter ended March 31, 2010, the net asset value (“NAV”) per share of The Gabelli Asset Fund’s (the “Fund”) Class AAA Shares rose 6.99%, versus increases in the Standard & Poor’s (“S&P”) 500 Index of 5.39%, the Dow Jones Industrial Average of 4.81%, and the Nasdaq Composite Index of 5.68%.
     Enclosed is the investment portfolio as of March 31, 2010.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Comparative Results

Average Annual Returns through March 31, 2010 (a) (Unaudited)

														Since
														Inception
	Quarter		1 Year		3 Year		5 Year		10 Year	15 Year		20 Year		(3/3/86)
Gabelli Asset Fund Class AAA	6.99%		58.76%		(1.94)%		4.65%		4.73%	10.25%		10.69%		12.14%
S&P 500 Index	5.39		49.73		(4.16)		1.92		(0.65)	7.75		8.65		9.57
Dow Jones Industrial Average	4.81		46.87		(1.48)		3.33		2.29	8.98		9.82		10.87
Nasdaq Composite Index	5.68		56.87		(0.33)		3.70		(6.25)	7.44		8.90		8.20
Class A	6.97		58.79		(1.94)		4.65		4.73	10.24		10.69		12.14
	0.82	(b)	49.66	(b)	(3.86	)(b)	3.42	(b)	4.11 (b)	9.81	(b)	10.36	(b)	11.85 (b)
Class B	6.79		57.56		(2.72)		3.84		4.23	9.89		10.42		11.92
	1.79	(c)	52.56	(c)	(3.70	)(c)	3.50	(c)	4.23	9.89		10.42		11.92
Class C	6.78		57.62		(2.66)		3.87		4.25	9.90		10.43		11.92
	5.78	(d)	56.62	(d)	(2.66)		3.87		4.25	9.90		10.43		11.92
Class I	7.04		59.17		(1.76)		4.76		4.79	10.29		10.72		12.17

In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.40%, 1.40%, 2.15%, 2.15%, and 1.15%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

The Gabelli Asset Fund
Schedule of Investments — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.7%
	Aerospace — 1.3%
107,000	Herley Industries Inc.†	$1,568,620
10,000	Lockheed Martin Corp.	832,200
34,000	Northrop Grumman Corp.	2,229,380
2,100,000	Rolls-Royce Group plc†	18,977,059
95,000	The Boeing Co.	6,897,950

		30,505,209

	Agriculture — 1.0%
505,000	Archer-Daniels-Midland Co.	14,594,500
89,058	Monsanto Co.	6,360,522
3,000	Potash Corp. of Saskatchewan Inc.	358,050
29,000	The Mosaic Co.	1,762,330

		23,075,402

	Automotive — 1.1%
150,000	Ford Motor Co.†	1,885,500
409,000	Navistar International Corp.†	18,294,570
101,250	PACCAR Inc.	4,388,175
3,400	Volkswagen AG	328,345

		24,896,590

	Automotive: Parts and Accessories — 3.1%
192,000	BorgWarner Inc.†	7,330,560
238,000	CLARCOR Inc.	8,208,620
340,000	Dana Holding Corp.†	4,039,200
20,000	Federal-Mogul Corp.†	367,200
480,000	Genuine Parts Co.	20,275,200
400,000	Johnson Controls Inc.	13,196,000
174,000	Midas Inc.†	1,962,720
175,000	Modine Manufacturing Co.†	1,967,000
190,000	O’Reilly Automotive Inc.†	7,924,900
280,000	Standard Motor Products Inc.†	2,777,600
135,000	Superior Industries International Inc.	2,170,800
50,000	Tenneco Inc.†	1,182,500

		71,402,300

	Aviation: Parts and Services — 2.8%
950,000	BBA Aviation plc	2,806,838
480,000	Curtiss-Wright Corp.	16,704,000
600,000	GenCorp Inc.†	3,456,000
110,000	Kaman Corp.	2,751,100
299,000	Precision Castparts Corp.	37,886,290

		63,604,228

	Broadcasting — 1.2%
324,000	CBS Corp., Cl. A, Voting	4,516,560
20,000	Cogeco Inc.	662,630
26,666	Corus Entertainment Inc., Cl. B, New York	521,054
13,334	Corus Entertainment Inc., Cl. B, Toronto	260,601
110,000	Fisher Communications Inc.†	1,551,000
843	Granite Broadcasting Corp.†	1
230,000	Liberty Media Corp. — Capital, Cl. A†	8,365,100
89,000	Liberty Media Corp. — Starz, Cl. A†	4,866,520
300,000	LIN TV Corp., Cl. A†	1,725,000
12,000	Naspers Ltd., Cl. N	521,435
400,000	Television Broadcasts Ltd.	1,937,083
180,000	Tokyo Broadcasting System Holdings Inc.	2,726,281

		27,653,265

	Business Services — 1.5%
28,000	ACCO Brands Corp.†	214,480
37,450	Ascent Media Corp., Cl. A†	1,020,513
120,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,273,200
194,000	Ecolab Inc.	8,526,300
64,000	Landauer Inc.	4,174,080
29,487	Live Nation Entertainment Inc.†	427,562
25,500	MasterCard Inc., Cl. A	6,477,000
110,000	Monster Worldwide Inc.†	1,827,100
50,000	SearchMedia Holdings Ltd.†	235,500
5,000	The Brink’s Co.	141,150
870,000	The Interpublic Group of Companies Inc.†	7,238,400
18,000	Visa Inc., Cl. A	1,638,540

		33,193,825

	Cable and Satellite — 7.8%
1,990,000	Cablevision Systems Corp., Cl. A	48,038,600
185,000	Comcast Corp., Cl. A	3,481,700
50,000	Comcast Corp., Cl. A, Special	898,500
1,260,002	DIRECTV, Cl. A†	42,600,668
220,000	DISH Network Corp., Cl. A	4,580,400
40,000	EchoStar Corp., Cl. A†	811,200
320,096	Liberty Global Inc., Cl. A†	9,333,999
260,000	Liberty Global Inc., Cl. C†	7,511,400
1,125,000	Rogers Communications Inc., Cl. B, New York	38,396,250
50,000	Rogers Communications Inc., Cl. B, Toronto	1,707,773
230,000	Scripps Networks Interactive Inc., Cl. A	10,200,500
120,000	Shaw Communications Inc., Cl. B	2,376,015
155,000	Shaw Communications Inc., Cl. B, Non-Voting	3,079,850
62,000	Time Warner Cable Inc.	3,305,220

		176,322,075

	Closed-End Funds — 0.0%
79,920	Royce Value Trust Inc.†	946,253

See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Communications Equipment — 1.2%
540,000	Corning Inc.	$10,913,400
150,000	Motorola Inc.†	1,053,000
390,000	Thomas & Betts Corp.†	15,303,600

		27,270,000

	Computer Hardware — 0.0%
5,000	Wincor Nixdorf AG	338,677

	Computer Software and Services — 1.0%
48,182	AOL Inc.†	1,218,041
210,000	Diebold Inc.	6,669,600
8,000	eBay Inc.†	215,600
47,250	Fidelity National Information Services Inc.	1,107,540
100,000	NCR Corp.†	1,380,000
125,000	Rockwell Automation Inc.	7,045,000
265,000	Yahoo! Inc.†	4,380,450

		22,016,231

	Consumer Products — 5.2%
49,000	Alberto-Culver Co.	1,281,350
35,000	Altria Group Inc.	718,200
11,000	Christian Dior SA	1,173,424
244,000	Church & Dwight Co. Inc.	16,335,800
27,000	Clorox Co.	1,731,780
380,000	Eastman Kodak Co.†	2,200,200
266,000	Energizer Holdings Inc.†	16,694,160
120,000	Fortune Brands Inc.	5,821,200
3,400	Givaudan SA	2,982,739
35,000	Harley-Davidson Inc.	982,450
50,000	Kimberly-Clark Corp.	3,144,000
30,000	Mattel Inc.	682,200
27,500	National Presto Industries Inc.	3,270,025
15,000	Philip Morris International Inc.	782,400
50,000	Reckitt Benckiser Group plc	2,744,393
125,000	Sally Beauty Holdings Inc.†	1,115,000
55,000	Svenska Cellulosa AB, Cl. B	775,420
1,080,000	Swedish Match AB	25,816,137
10,000	Syratech Corp.†	3
470,000	The Procter & Gamble Co.	29,736,900
35,000	Wolverine World Wide Inc.	1,020,600

		119,008,381

	Consumer Services — 1.2%
40,000	Brink’s Home Security Holdings Inc.†	1,702,000
175,000	IAC/InterActiveCorp.†	3,979,500
430,000	Liberty Media Corp. — Interactive, Cl. A†	6,583,300
650,000	Rollins Inc.	14,092,000

		26,356,800

	Diversified Industrial — 5.9%
14,000	Acuity Brands Inc.	590,940
5,000	Anixter International Inc.†	234,250
75,403	Contax Participacoes SA, ADR	202,080
425,000	Cooper Industries plc	20,374,500
420,000	Crane Co.	14,910,000
110,000	Gardner Denver Inc.	4,844,400
376,000	Greif Inc., Cl. A	20,649,920
16,900	Greif Inc., Cl. B	875,927
435,000	Honeywell International Inc.	19,692,450
25,000	Ingersoll-Rand plc	871,750
575,000	ITT Corp.	30,825,750
25,000	Jardine Strategic Holdings Ltd.	481,000
230,600	Katy Industries Inc.†	403,550
300,000	Magnetek Inc.†	504,000
240,000	Myers Industries Inc.	2,515,200
52,000	Pentair Inc.	1,852,240
53,333	Smiths Group plc	919,395
23,000	Sulzer AG	2,235,869
160,000	Textron Inc.	3,396,800
110,000	Trinity Industries Inc.	2,195,600
115,000	Tyco International Ltd.	4,398,750

		132,974,371

	Electronics — 1.4%
9,000	Chemring Group plc	452,199
110,000	Intel Corp.	2,448,600
10,000	Kyocera Corp., ADR	972,200
390,000	LSI Corp.†	2,386,800
24,000	Molex Inc., Cl. A	423,600
42,000	Samsung Electronics Co. Ltd., GDR	15,435,000
50,000	Sony Corp., ADR	1,916,000
215,000	Texas Instruments Inc.	5,261,050
80,000	Tyco Electronics Ltd.	2,198,400

		31,493,849

	Energy and Utilities — 8.0%
19,000	AGL Resources Inc.	734,350
150,000	Allegheny Energy Inc.	3,450,000
8,000	Anadarko Petroleum Corp.	582,640
235,000	BP plc, ADR	13,411,450
26,700	CH Energy Group Inc.	1,090,428
325,000	Chevron Corp.	24,644,750
350,000	ConocoPhillips	17,909,500
25,000	Constellation Energy Group Inc.	877,750
122,000	Devon Energy Corp.	7,860,460
5,000	Diamond Offshore Drilling Inc.	444,050
70,000	DPL Inc.	1,903,300
10,000	DTE Energy Co.	446,000
110,000	Duke Energy Corp.	1,795,200
20,000	Edison International	683,400
See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
500,000	El Paso Corp.	$5,420,000
240,000	El Paso Electric Co.†	4,944,000
96,000	EOG Resources Inc.	8,922,240
321,000	Exxon Mobil Corp.	21,500,580
30,000	FPL Group Inc.	1,449,900
100,000	Great Plains Energy Inc.	1,857,000
210,000	Halliburton Co.	6,327,300
130,000	Mirant Corp., Escrow† (a)	0
165,000	National Fuel Gas Co.	8,340,750
22,086	NiSource Inc.	348,959
175,000	Northeast Utilities	4,837,000
30,000	NSTAR	1,062,600
45,000	Oceaneering International Inc.†	2,857,050
53,000	Petroleo Brasileiro SA, ADR	2,357,970
100,000	Progress Energy Inc., CVO†	15,000
235,000	Rowan Companies Inc.†	6,840,850
50,000	Royal Dutch Shell plc, Cl. A, ADR	2,893,000
129,100	SJW Corp.	3,281,722
260,000	Southwest Gas Corp.	7,779,200
255,000	Spectra Energy Corp.	5,745,150
100,000	The AES Corp.†	1,100,000
47,000	Transocean Ltd.†	4,059,860
195,000	Weatherford International Ltd.†	3,092,700

		180,866,109

	Entertainment — 4.5%
8,010	Chestnut Hill Ventures† (a)	270,177
370,000	Discovery Communications Inc., Cl. A†	12,502,300
370,000	Discovery Communications Inc., Cl. C†	10,881,700
34,000	DreamWorks Animation SKG Inc., Cl. A†	1,339,260
750,000	Grupo Televisa SA, ADR	15,765,000
497,500	Madison Square Garden Inc., Cl. A†	10,810,675
1,600	Nintendo Co. Ltd.	535,672
100,000	Rank Group plc†	178,458
20,000	Regal Entertainment Group, Cl. A	351,400
535,001	Time Warner Inc.	16,729,482
500,000	Viacom Inc., Cl. A†	18,340,000
545,000	Vivendi	14,585,990
46,000	World Wrestling Entertainment Inc., Cl. A	795,800

		103,085,914

	Environmental Services — 1.5%
555,000	Republic Services Inc.	16,106,100
500,000	Waste Management Inc.	17,215,000

		33,321,100

	Equipment and Supplies — 6.8%
674,000	AMETEK Inc.	27,944,040
6,000	Amphenol Corp., Cl. A	253,140
100,000	CIRCOR International Inc.	3,321,000
145,000	Crown Holdings Inc.†	3,909,200
175,000	CTS Corp.	1,648,500
4,000	Danaher Corp.	319,640
400,000	Donaldson Co. Inc.	18,048,000
20,000	Fedders Corp.† (a)	0
290,000	Flowserve Corp.	31,978,300
195,000	Gerber Scientific Inc.†	1,210,950
235,000	GrafTech International Ltd.†	3,212,450
762,000	IDEX Corp.	25,222,200
140,000	Interpump Group SpA†	691,132
196,000	Lufkin Industries Inc.	15,513,400
70,000	Met-Pro Corp.	686,000
20,000	Sealed Air Corp.	421,600
2,000	SL Industries Inc.†	18,100
110,000	Tenaris SA, ADR	4,723,400
100,000	The Manitowoc Co. Inc.	1,300,000
100,000	The Weir Group plc	1,418,860
29,000	Valmont Industries Inc.	2,402,070
360,000	Watts Water Technologies Inc., Cl. A	11,181,600

		155,423,582

	Financial Services — 7.2%
15,810	Alleghany Corp.†	4,597,548
440,000	American Express Co.	18,154,400
16,000	Ameriprise Financial Inc.	725,760
32,000	Argo Group International Holdings Ltd.	1,042,880
101,500	Artio Global Investors Inc.	2,511,110
150,000	Bank of America Corp.	2,677,500
214	Berkshire Hathaway Inc., Cl. A†	26,065,200
73,000	BKF Capital Group Inc.†	71,905
15,000	Calamos Asset Management Inc., Cl. A	215,100
400,000	Citigroup Inc.†	1,620,000
104,500	Commerzbank AG, ADR†	893,475
150,000	Deutsche Bank AG	11,530,500
35,000	Fortress Investment Group LLC, Cl. A†	139,650
110,000	H&R Block Inc.	1,958,000
14,000	HSBC Holdings plc, ADR	709,660
38,000	Interactive Brokers Group Inc., Cl. A†	613,700
310,000	Janus Capital Group Inc.	4,429,900
130,000	JPMorgan Chase & Co.	5,817,500
56,000	Kinnevik Investment AB, Cl. A	1,093,538
5,000	Kinnevik Investment AB, Cl. B	92,098
450,000	Legg Mason Inc.	12,901,500
75,000	Leucadia National Corp.†	1,860,750
60,000	Loews Corp.	2,236,800
30,000	M&T Bank Corp.	2,381,400
165,000	Marsh & McLennan Companies Inc.	4,029,300
150,000	NewAlliance Bancshares Inc.	1,893,000
50,000	PNC Financial Services Group Inc.	2,985,000
107,137	Popular Inc.	311,769
20,000	Royal Bank of Canada	1,167,000
85,000	State Street Corp.	3,836,900
See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
20,000	SunTrust Banks Inc.	$535,800
60,000	T. Rowe Price Group Inc.	3,295,800
290,000	The Bank of New York Mellon Corp.	8,955,200
44,000	The Blackstone Group LP	616,000
7,000	The Goldman Sachs Group Inc.	1,194,410
30,000	The Travelers Companies Inc.	1,618,200
70,866	Tree.com Inc.†	648,424
19,000	Unitrin Inc.	532,950
8,500	Value Line Inc.	196,265
195,000	Waddell & Reed Financial Inc., Cl. A	7,027,800
642,000	Wells Fargo & Co.	19,979,040

		163,162,732

	Food and Beverage — 12.6%
345,000	Brown-Forman Corp., Cl. A	21,666,000
85,000	Brown-Forman Corp., Cl. B	5,053,250
149,000	Campbell Soup Co.	5,267,150
275,000	China Mengniu Dairy Co. Ltd.†	857,134
70,000	Coca-Cola Enterprises Inc.	1,936,200
16,500	Coca-Cola Hellenic Bottling Co. SA, ADR	440,715
405,000	Constellation Brands Inc., Cl. A†	6,658,200
320,000	Corn Products International Inc.	11,091,200
328,000	Danone	19,758,502
355,000	Davide Campari — Milano SpA	3,795,112
215,000	Dean Foods Co.†	3,373,350
200,000	Del Monte Foods Co.	2,920,000
316,000	Diageo plc, ADR	21,314,200
2,000	Diamond Foods Inc.	84,080
165,000	Dr. Pepper Snapple Group Inc.	5,803,050
70,000	Farmer Brothers Co.	1,311,800
305,000	Flowers Foods Inc.	7,545,700
70,000	Fomento Economico Mexicano SAB de CV, ADR	3,327,100
302,000	General Mills Inc.	21,378,580
1,000	Green Mountain Coffee Roasters Inc.†	96,820
900,000	Grupo Bimbo SAB de CV, Cl. A	8,036,397
150,000	H.J. Heinz Co.	6,841,500
95,000	Heineken NV	4,882,290
210,000	ITO EN Ltd.	3,250,294
65,000	Kellogg Co.	3,472,950
82,000	Kerry Group plc, Cl. A	2,542,910
300,000	Kikkoman Corp.	3,510,536
250,229	Kraft Foods Inc., Cl. A	7,566,925
32,000	LVMH Moet Hennessy Louis Vuitton SA	3,740,350
15,000	MEIJI Holdings Co. Ltd.	582,415
210,000	Morinaga Milk Industry Co. Ltd.	826,612
90,000	Nestlé SA	4,609,256
210,000	NISSIN FOODS HOLDINGS CO. LTD.	7,064,392
1,000	Peet’s Coffee & Tea Inc.†	39,650
250,135	PepsiCo Inc.	16,548,932
94,000	Pernod-Ricard SA	7,982,090
155,000	Ralcorp Holdings Inc.†	10,505,900
85,000	Remy Cointreau SA	4,391,326
150,000	Sara Lee Corp.	2,089,500
325,000	The Coca-Cola Co.	17,875,000
32,000	The Hain Celestial Group Inc.†	555,200
103,000	The Hershey Co.	4,409,430
20,000	The J.M. Smucker Co.	1,205,200
162,510	Tootsie Roll Industries Inc.	4,392,654
270,000	Tyson Foods Inc., Cl. A	5,170,500
410,000	YAKULT HONSHA Co. Ltd.	11,060,220

		286,830,572

	Health Care — 3.4%
30,000	Abbott Laboratories	1,580,400
50,000	Allergan Inc.	3,266,000
44,000	Amgen Inc.†	2,629,440
75,000	AngioDynamics Inc.†	1,171,500
12,000	ArthroCare Corp.†	356,640
50,000	Baxter International Inc.	2,910,000
8,000	Becton, Dickinson and Co.	629,840
51,000	Biogen Idec Inc.†	2,925,360
200,000	Boston Scientific Corp.†	1,444,000
177,305	Bristol-Myers Squibb Co.	4,734,044
24,000	Cephalon Inc.†	1,626,720
15,000	Cepheid Inc.†	262,200
67,000	Chemed Corp.	3,643,460
32,000	CONMED Corp.†	761,920
15,000	Covidien plc	754,200
10,000	DENTSPLY International Inc.	348,500
60,000	Eli Lilly & Co.	2,173,200
45,600	Exactech Inc.†	956,232
40,000	Henry Schein Inc.†	2,356,000
15,000	Inverness Medical Innovations Inc.†	584,250
135,000	Johnson & Johnson	8,802,000
18,000	Laboratory Corp. of America Holdings†	1,362,780
80,000	Life Technologies Corp.†	4,181,600
46,000	Mead Johnson Nutrition Co.	2,393,380
80,000	Medco Health Solutions Inc.†	5,164,800
100,000	Merck & Co. Inc.	3,735,000
10,000	Nobel Biocare Holding AG	267,451
125,000	Pain Therapeutics Inc.†	783,750
62,500	Patterson Companies Inc.	1,940,625
180,000	Pfizer Inc.	3,087,000
2,000	Stryker Corp.	114,440
280,000	Tenet Healthcare Corp.†	1,601,600
60,000	UnitedHealth Group Inc.	1,960,200
90,000	Watson Pharmaceuticals Inc.†	3,759,300
34,000	William Demant Holding A/S†	2,405,748
20,000	Wright Medical Group Inc.†	355,400
3,000	Young Innovations Inc.	84,480
10,000	Zimmer Holdings Inc.†	592,000

		77,705,460

See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Hotels and Gaming — 2.1%
15,000	Accor SA	$829,844
18,000	Churchill Downs Inc.	675,000
360,000	Gaylord Entertainment Co.†	10,544,400
18,000	Home Inns & Hotels Management Inc., ADR†	589,320
18,422	Host Hotels & Resorts Inc.	269,882
195,000	International Game Technology	3,597,750
60,000	Interval Leisure Group Inc.†	873,600
2,400,000	Ladbrokes plc	5,790,769
130,000	Las Vegas Sands Corp.†	2,749,500
4,200,000	Mandarin Oriental International Ltd.	5,880,000
255,000	MGM Mirage†	3,060,000
55,000	Orient-Express Hotels Ltd., Cl. A†	779,900
140,000	Pinnacle Entertainment Inc.†	1,363,600
100,000	Starwood Hotels & Resorts Worldwide Inc.	4,664,000
1,000,000	The Hongkong & Shanghai Hotels Ltd.	1,545,545
199,000	Universal Entertainment Corp.	2,894,855
20,000	Wyndham Worldwide Corp.	514,600
15,000	Wynn Resorts Ltd.	1,137,450

		47,760,015

	Machinery — 3.2%
150,000	Baldor Electric Co.	5,610,000
140,000	Caterpillar Inc.	8,799,000
420,000	CNH Global NV†	12,915,000
756,000	Deere & Co.	44,951,760
18,000	Mueller Water Products Inc., Cl. A	86,040

		72,361,800

	Manufactured Housing and Recreational Vehicles — 0.1%
32,000	Cavco Industries Inc.†	1,092,480
177,000	Coachmen Industries Inc.†	244,260
31,000	Nobility Homes Inc.†	303,490
78,000	Skyline Corp.	1,450,800

		3,091,030

	Metals and Mining — 2.5%
5,000	Agnico-Eagle Mines Ltd.	278,350
190,000	Alcoa Inc.	2,705,600
365,000	Barrick Gold Corp.	13,994,100
89,000	Freeport-McMoRan Copper & Gold Inc.	7,435,060
100,000	Ivanhoe Mines Ltd.†	1,741,000
8,000	James River Coal Co.†	127,200
50,000	Kinross Gold Corp.	854,500
52,000	New Hope Corp. Ltd.	246,701
550,000	Newmont Mining Corp.	28,011,500
27,000	Peabody Energy Corp.	1,233,900

		56,627,911

	Publishing — 3.0%
40,000	Belo Corp., Cl. A	272,800
1,260,000	Il Sole 24 Ore	2,927,146
400,000	Media General Inc., Cl. A†	3,316,000
76,000	Meredith Corp.	2,615,160
3,430,000	News Corp., Cl. A	49,426,300
22,000	News Corp., Cl. B	374,220
160,000	The E.W. Scripps Co., Cl. A†	1,352,000
230,000	The McGraw-Hill Companies Inc.	8,199,500
45,000	The New York Times Co., Cl. A†	500,850

		68,983,976

	Real Estate — 0.5%
11,000	Brookfield Asset Management Inc., Cl. A	279,620
103,000	Griffin Land & Nurseries Inc.	2,992,150
36,000	ProLogis	475,200
250,000	The St. Joe Co.†	8,087,500

		11,834,470

	Retail — 2.2%
3,000	Aaron’s Inc.	100,020
60,750	Aaron’s Inc., Cl. A	1,649,362
250,000	AutoNation Inc.†	4,520,000
13,500	AutoZone Inc.†	2,336,715
236,000	Coldwater Creek Inc.†	1,637,840
127,000	Costco Wholesale Corp.	7,583,170
220,000	CVS Caremark Corp.	8,043,200
60,000	HSN Inc.†	1,766,400
200,000	Macy’s Inc.	4,354,000
50,000	Safeway Inc.	1,243,000
245,000	The Great Atlantic & Pacific Tea Co. Inc.†	1,879,150
118,000	The Kroger Co.	2,555,880
75,000	Wal-Mart Stores Inc.	4,170,000
100,000	Walgreen Co.	3,709,000
75,000	Whole Foods Market Inc.†	2,711,250
200,000	Winn-Dixie Stores Inc.†	2,498,000

		50,756,987

	Specialty Chemicals — 1.4%
17,000	Ashland Inc.	897,090
200,000	Chemtura Corp.†	274,000
530,000	Ferro Corp.†	4,658,700
110,000	General Chemical Group Inc.†	3,850
136,000	H.B. Fuller Co.	3,156,560
135,000	International Flavors & Fragrances Inc.	6,435,450
40,000	Material Sciences Corp.†	82,400
595,000	Omnova Solutions Inc.†	4,670,750
312,000	Sensient Technologies Corp.	9,066,720
70,000	Zep Inc.	1,531,600

		30,777,120

See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Telecommunications — 3.6%
2,000	AboveNet Inc.†	$101,460
1,000	Amdocs Ltd.†	30,110
145,000	AT&T Inc.	3,746,800
21,224	Brasil Telecom SA, ADR†	405,166
12,040	Brasil Telecom SA, Cl. C, ADR†	101,979
62,000	CenturyTel Inc.	2,198,520
800,000	Cincinnati Bell Inc.†	2,728,000
16,000	Clearwire Corp., Cl. A†	114,400
345,000	Deutsche Telekom AG, ADR	4,657,500
30,000	France Telecom SA, ADR	720,900
31,800	Hellenic Telecommunications Organization SA	394,719
8,500	Hellenic Telecommunications Organization SA, ADR	53,380
200,000	Portugal Telecom SGPS SA	2,236,149
350,000	Qwest Communications International Inc.	1,827,000
700,000	Sprint Nextel Corp.†	2,660,000
75,403	Tele Norte Leste Participacoes SA, ADR	1,331,617
3,100,000	Telecom Italia SpA	4,463,384
200,000	Telecom Italia SpA, ADR	2,868,000
94,000	Telefonica SA, ADR	6,683,400
40,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	624,000
590,000	Telephone & Data Systems Inc.	19,971,500
500,000	Telephone & Data Systems Inc., Special	14,920,000
40,000	Telmex Internacional SAB de CV, ADR	771,200
30,000	tw telecom inc.†	544,500
237,000	Verizon Communications Inc.	7,351,740

		81,505,424

	Transportation — 0.5%
255,000	AMR Corp.†	2,323,050
290,000	GATX Corp.	8,308,500
4,000	Kansas City Southern†	144,680
30,000	Providence and Worcester Railroad Co.	348,300

		11,124,530

	Wireless Communications — 0.9%
95,000	America Movil SAB de CV, Cl. L, ADR	4,782,300
10,000	Millicom International Cellular SA	891,500
2,700	NTT DoCoMo Inc.	4,112,525
72,000	Price Communications Corp., Escrow† (a)	0
13,001	Tim Participacoes SA, ADR	360,908
185,000	United States Cellular Corp.†	7,655,300
28,000	Vimpel-Communications, ADR	515,480
47	Vivo Participacoes SA	1,269
30,000	Vivo Participacoes SA, ADR	813,300
4,375	Vodafone Group plc, ADR	101,894

		19,234,476

	TOTAL COMMON STOCKS	2,265,510,664

	RIGHTS — 0.0%
	Automotive — 0.0%
3,400	Volkswagen AG, expire 04/13/10†	2,112

	Telecommunications — 0.0%
20,000	Clearwire Corp., expire 06/21/10†	3,700

	TOTAL RIGHTS	5,812

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
14,727	Federal-Mogul Corp., expire 12/27/14†	7,364

	Broadcasting — 0.0%
2,109	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	2
2,109	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	2

		4

	Energy and Utilities — 0.0%
11,313	Mirant Corp., Ser. A, expire 01/03/11†	1,131

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd, expire 06/16/14† (b)	452,000

	TOTAL WARRANTS	460,499

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Automotive: Parts and Accessories — 0.0%
$1,000,000	Standard Motor Products Inc., Sub. Deb. Cv., 15.000%, 04/15/11	1,015,000

	U.S. GOVERNMENT OBLIGATIONS — 0.3%
	U.S. Treasury Bills — 0.1%
2,785,000	U.S. Treasury Bills, 0.132% to 0.244%††, 04/29/10 to 09/16/10	2,782,374

	U.S. Treasury Cash Management Bills — 0.2%
2,930,000	U.S. Treasury Cash Management Bills, 0.122% to 0.167%††, 06/10/10 to 07/15/10	2,929,109

	TOTAL U.S. GOVERNMENT OBLIGATIONS	5,711,483

	TOTAL INVESTMENTS — 100.0% (Cost $1,262,082,280)	$2,272,703,458

	Aggregate book cost	$1,262,082,280

	Gross unrealized appreciation	$1,088,573,460
	Gross unrealized depreciation	(77,952,282)

	Net unrealized appreciation/depreciation	$1,010,621,178

See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2010, the market value of fair valued securities amounted to $270,181 or 0.01% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the market value of the Rule 144A security amounted to $452,000 or 0.02% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

GDR	Global Depositary Receipt
See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Asset Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$180,866,109	$—	$0	$180,866,109
Entertainment	102,815,737	—	270,177	103,085,914
Equipment and Supplies	155,423,582	—	0	155,423,582
Wireless Communications	19,234,476	—	0	19,234,476
Other Industries (a)	1,806,900,583	—	—	1,806,900,583

Total Common Stocks	2,265,240,487	—	270,177	2,265,510,664

Rights (a)	5,812	—	—	5,812
Warrants:
Broadcasting	—	4	—	4
Other Industries (a)	460,495	—	—	460,495

Total Warrants	460,495	4	—	460,499

Convertible Corporate Bonds	—	1,015,000	—	1,015,000
U.S. Government Obligations	—	5,711,483	—	5,711,483

TOTAL INVESTMENTS IN SECURITIES	$2,265,706,794	$6,726,487	$270,177	$2,272,703,458

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
									during the
									period on
				Change in					Level 3
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	held at
	12/31/09	(premiums)	(loss)	depreciation	(sales)	Level 3†	Level 3†	3/31/10	3/31/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$0	$—	$—	$—	$—	$—	$—	$0	$—
Entertainment	270,177	—	—	—	—	—	—	270,177	—
Equipment and Supplies	0	—	—	—	—	—	—	0	—
Wireless Communications	0	—	—	—	—	—	—	0	—

Total Common Stocks	270,177	—	—	—	—	—	—	270,177	—

TOTAL INVESTMENTS IN SECURITIES	$270,177	$—	$—	$—	$—	$—	$—	$270,177	$—

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

The Gabelli Asset Fund
Notes to Schedule of Investments (Continued) (Unaudited)
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency markets risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. During the quarter ended March 31, 2010, there were no open contract for difference swap agreements.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the quarter ended March 31, 2010, the Fund had no investments in forward foreign exchange contracts.
3. Tax Information. At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $19,021,792, which are available to reduce future required distributions of net capital gains to shareholders through 2017.

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Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS

VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Gabelli Asset Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees

Mario J. Gabelli, CFA	Anthony R. Pustorino
Chairman and Chief	Certified Public Accountant,
Executive Officer	Professor Emeritus
GAMCO Investors, Inc.	Pace University

Anthony J. Colavita	Werner J. Roeder, MD
President	Medical Director
Anthony J. Colavita, P.C.	Lawrence Hospital

James P. Conn	Anthonie C. van Ekris
Former Chief Investment Officer	Chairman
Financial Security Assurance	BALMAC International, Inc.
Holdings Ltd.

Salvatore J. Zizza
John D. Gabelli	Chairman
Senior Vice President	Zizza & Co., Ltd.
Gabelli & Company, Inc.

Kuni Nakamura
President
Advanced Polymer, Inc.
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB405Q110SR
The
Gabelli
Asset
Fund
Morningstar® rated The Gabelli Asset Fund Class AAA Shares 4 stars overall and 4 stars for the three and five year periods and 3 stars for the ten year period ended March 31, 2010 among 371, 371, 304, and 157 Mid-Cap Blend funds, respectively.
FIRST QUARTER REPORT
MARCH 31, 2010

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/1/10

By (Signature and Title)*	/s/ Joseph H. Egan
Joseph H. Egan, Principal Financial Officer

Date 6/1/10

*	Print the name and title of each signing officer under his or her signature.